Subsequent Events	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

On February 4, 2025, the Company entered into certain securities purchase agreement with certain non-affiliated institutional investor (the “Purchaser”) pursuant to which the Company agreed to sell (1) 1,580,000 ordinary shares, par value $0.001 per share, and (2) certain pre-funded warrants to purchase up to 887,553 Ordinary Shares (the “Pre-Funded Warrants”) in a registered direct offering, and (3) in a concurrent private placement, restricted warrants to purchase an aggregate of up to 2,467,553 Ordinary Shares, for aggregate gross proceeds of approximately $2.5 million. Each Pre-Funded Warrant is exercisable for one Ordinary Share at an exercise price of USS0.01. The Company are offering the Pre-Funded Warrants to the Purchaser whose purchase of the Ordinary Shares in this offering would otherwise result in such purchase, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the purchase, 9.99%) of outstanding Ordinary Shares immediately following the consummation of this offering. The Pre-Funded Warrants are exercisable immediately and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.

On February 20, 2025, Yue Ming resigned from her positions as the Chief Financial Officer and director of the board of directors the Company, effective immediately. Effective February 20, 2025, the Board appointed Shibin Yu as the Chief Financial Officer of the Company and director of the Board, to fill the vacancy created by the resignation of Yue Ming.

On March 2, 2025, the Company entered into a lease agreement with Sat Hing Pat for a term of one year, securing office space with a monthly rental fee of $1000.

NOTE 15 – SUBSEQUENT EVENTS

In connection with the legal proceeding with Boustead (Note 14), on September 24, 2024, the Company and Boustead entered into a settlement agreement, pursuant to which the Company shall pay a total amount of $1,000,000 to Boustead. The payment is made in three instalments, the first instalment of $250,000 is payable upon execution of the settlement agreement, the second instalment of $500,000 is payable before March 1, 2025, and the final instalment of $250,000 is payable before December 31, 2025.